OTHER LONG TERM LIABILITIES	12 Months Ended
Dec. 31, 2013
Other Liabilities Disclosure [Abstract]
OTHER LONG TERM LIABILITIES
OTHER LONG-TERM LIABILITIES

(in thousands of $)	2013	2012
Unamortized sellers' credit	18,125	21,207
Other items	4	204
	18,129	21,411

The Company's six offshore supply vessels were acquired from Deep Sea and were chartered back to Deep Sea under bareboat charter agreements. As part of the purchase consideration, the Company received seller's credits totaling $37.0 million which are being recognized as additional bareboat revenues over the period of the charters.